Deposits (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Deposits
Deposits at March 31, 2022 and 2021 consisted of the following:

	At March 31,
	2022	2021

	(In millions)
Non-interest-bearing demand deposits	¥30,967,878	¥28,269,215
Interest-bearing demand deposits	71,508,201	68,635,578
Deposits at notice	12,036,543	11,462,658
Time deposits	25,137,738	25,818,987
Negotiable certificates of deposit	13,069,797	12,570,618
Others (1)	9,873,335	8,736,598

Total deposits	¥162,593,492	¥155,493,654

(1)	Others include, among other items, foreign currency deposits in domestic offices and Japanese yen accounts held by foreign depositors in domestic offices.